Transactions with related parties (Details 5)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Equity Participation [Abstract]
Common shares		0.50%	0.50%
Preferred shares		1.10%	1.00%
Total shares	[1]	0.80%	0.80%

[1]	On December 31, 2018, direct and indirect shareholding of the members of the Board of Directors and the Board of Executive Officers in Bradesco totaled 2.6% of common shares, 1.1% of preferred shares and 1.9% of all shares (2017 - 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares).